Note 5 - Loans Receivable - 10Q (Details) (USD $)	9 Months Ended	12 Months Ended																		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011		Sep. 30, 2013 One Loan as TDR [Member]	Sep. 30, 2012 One Loan as TDR [Member]	Sep. 30, 2013 Two Loans as TDR [Member]	Sep. 30, 2013 One-to-Four-Family Residential [Member] Federal Home Loan Bank [Member]	Dec. 31, 2012 One-to-Four-Family Residential [Member] Federal Home Loan Bank [Member]	Dec. 31, 2012 One-to-Four-Family Residential [Member]	Dec. 31, 2011 One-to-Four-Family Residential [Member]	Sep. 30, 2013 Commercial Real Estate Loans [Member] Federal Reserve Bank [Member]	Dec. 31, 2012 Commercial Real Estate Loans [Member] Federal Reserve Bank [Member]	Dec. 31, 2012 Commercial Real Estate Loans [Member]	Dec. 31, 2011 Commercial Real Estate Loans [Member]	Sep. 30, 2013 Serviced for Others [Member]	Dec. 31, 2012 Serviced for Others [Member]	Dec. 31, 2011 Serviced for Others [Member]	Dec. 31, 2012 Maturity 30 to 90 Days [Member]	Sep. 30, 2013 Nonaccrual Troubled Debt Restructurings [Member]	Dec. 31, 2012 Nonaccrual Troubled Debt Restructurings [Member]	Dec. 31, 2011 Nonaccrual Troubled Debt Restructurings [Member]
Note 5 - Loans Receivable - 10Q (Details) [Line Items]
Financing Receivable, Gross		$ 353,192,000	[1]	$ 352,686,000	[1]						$ 149,484,000	$ 183,158,000			$ 138,014,000	$ 95,920,000	$ 12,300,000	$ 8,700,000	$ 13,400,000
Loans Pledged as Collateral									53,900,000	67,300,000	67,300,000	85,900,000	8,400,000	9,400,000	9,400,000	12,300,000
Percentage of Outstanding Balance Of Loans Pledged to the FHLB	90.00%
Financing Receivable, Modifications, Recorded Investment	2,400,000	9,200,000		13,900,000		111,000	172,000	117,000													2,178,000	3,382,000	8,667,000
Minimum Loan Amount for Loans Analyzed by Credit Risk	250,000	250,000
Bank Servicing Fees		7,000		24,000
Percent of Collateral Value of Loans Allowed to Pledge to FHLB																				90.00%
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing				$ 388,000

[1]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.